SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

(c)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, impairment of long-term investments, long-lived assets and intangible assets, allowance for doubtful debts, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Company’s financial instruments also requires significant estimates and judgments provided by management.  Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)Foreign currency

The functional currency of the Company and each of its subsidiaries is the Renminbi (“RMB”), except for ChinaCache US and ChinaCache HK, which are the United States dollar (“US$”) and Hong Kong dollar (“HK$”) respectively, as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.  Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of comprehensive loss.

Assets and liabilities of ChinaCache US and ChinaCache HK are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive income (loss).

(e)Convenience translation

Amounts in United States dollars (‘‘US$’’) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(g)Restricted cash

Restricted cash represents amounts held by a bank as security for the short term loan and, therefore, are not available for the Group’s use.

(h)Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(i)Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The Company did not recognize any capitalized interest during the years ended December 31, 2012, 2013 and 2014.

(j)Land use right

The land use right represent the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreement.

(k)Intangible assets

Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Purchased software	5 years

(l)Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable.  When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.  Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.  No impairment charge was recognized for each of the three years ended December 31, 2014.

(m)Investments

Available-for-sale investments

The Company has classified its investment in certain convertible redeemable preferred shares of certain unlisted companies in Cayman Islands and a mutual fund as available-for-sale in accordance with ASC320-10 “Investments — Debt and Equity Securities”. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in other comprehensive income (loss) except for an other-than-temporary impairment, which would be charged to current period earnings. Impairment of available-for-sale investment for the years ended December 31, 2012, 2013 and 2014 were nil, RMB1,217,000 and nil, respectively.

Dividend and interest income, including the amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

Investment in limited partnerships — Equity method/ Cost

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Company holds either (a) a five percent or greater interest or (b) less than a five percent interest when the Company has more than virtually no influence over the operating or financial policies of the limited partnership. The Company considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

Cost Method Investment

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

(n)Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable, other receivables included in prepaid expenses and other current assets, short term loan, accounts payables, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The carrying amounts of long-term loan approximate its fair value since it bears interest rate which approximates market interest rates. Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its available-for-sale investments that are recognized in the consolidated financial statements.

(o)Revenue recognition

The Company provides a portfolio of content and application delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

Consistent with the criteria of ASC 605, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a one-year master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed bandwidth or traffic volume usage and fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. To date these amounts have been insignificant, however, the Company’s policy is to record these initial set-up fees as deferred revenue and recognize them as revenue ratably over the estimated life of the customer arrangement.

Business tax and related surcharges on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. The business tax and related surcharges expenses for the years ended December 31, 2012, 2013 and 2014 amounted to approximately RMB26,377,000, RMB23,906,000 and RMB10,598,000 (US$1,708,000), respectively.

Effective in September 2012, 6% of value-added tax, or VAT, replaced the original 5% business tax in Beijing as a result of the PRC government’s pilot VAT reform program, which applies to all services provided by Chinacache Beijing and Beijing Jingtian and certain services provided by Beijing Blue IT.

Effective in June 2014, 6% of VAT replaced the original 3% business tax in Beijing as a result of the PRC government’s pilot VAT reform program on telecom industry, which applies to all services provided by Beijing Blue IT.

(p)Cost of revenues

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of content and application delivery total solutions.

Prior to September 2012, ChinaCache Beijing was subject to business tax and other surcharges on certain revenues earned for exclusive business support, technical and consulting services provided to the Company’s VIEs, pursuant to the VIE agreements (Note 1). Since September 2012, all service provided by ChinaCache Beijing is subject to VAT. Effective since June 2014, all the services provided by the group in Mainland China, including VIEs are subject to VAT. Such business tax, VAT (to the extent that is non-deductible) and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

(q)Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB2,196,000, RMB81,000 and RMB450,000 (US$73,000), for the years ended December 31, 2012, 2013 and 2014, respectively.

(r)Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Company’s services and network. Costs incurred in the development of the Company’s services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

(s)Government Grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized as deferred government grants and released to the consolidated statements of comprehensive loss over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statements of comprehensive loss in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

Government grants received by the Company also consist of unrestricted grants which are received on an unsolicited and unconditional basis to support the growth of the Company and do not relate to the Company’s operating activities. Unrestricted grants are classified as non-operating income and recorded in other income on the consolidated statements of comprehensive loss upon receipt. As of December 31, 2012, 2013 and 2014, the Company received unrestricted grants amounting to RMB1,262,000, RMB1,031,000 and RMB5,282,000  (US$851,000), respectively.

(t)Leases

Leases are classified at the inception date as either a capital lease or an operating lease.  The Company did not enter into any leases whereby it is the lessor for any of the periods presented.  As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A lease involving integral equipment is a capital lease only if condition (a) or (b) exists.  A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases.  The Company leases office space and employee accommodation under operating lease agreements.  Certain of the lease agreements contain rent holidays.  Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.  The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rental included in the prepaid expenses and other current assets in the consolidated balance sheets.

(u)Income taxes

The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.  The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of comprehensive loss.

(v)Share-based compensation

Share options and restricted shares award granted to employees are accounted for under ASC 718 Compensation — Stock Compensation. In accordance with ASC 718, the Company determines whether a share option or restricted shares award should be classified and accounted for as a liability award or an equity award.  All grants of share options and restricted shares award to employees classified as equity awards are recognized in the financial statements over their requisite service period based on their grant date fair values.

The Company has elected to recognize compensation expenses using the accelerated method for its share options and restricted share award granted. For restricted share awards granted with performance conditions, the Company commences recognition of the related compensation expense if it is probable the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. During the years ended December 31, 2012, 2013 and 2014, the Company estimated that the forfeiture rate for both the management group and the non-management group was zero. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based Payments to Non-Employees.” For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

The Company, with the assistance of independent valuation firms, determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

(w)Loss per share

In accordance with ASC 260, “Earnings per Share,”  basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(x)Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.  Comprehensive loss is reported in the consolidated statements of comprehensive loss.  Accumulated other comprehensive income of the Company includes foreign currency translation adjustments related to ChinaCache US and ChinaCache HK, whose functional currency are US$ and HK$, respectively, and the change in fair value of available-for-sale investments (Note 9) and their corresponding deferred tax impact, if any.

(y)Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(z)Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB22,064,000, RMB41,036,000 and RMB46,178,000 (US$7,443,000) for the years ended December 31, 2012, 2013 and 2014, respectively.

(aa)Share Repurchase Program

Pursuant to a Board of Directors’ resolution on May 18, 2012, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“2012 Share Repurchase Plan”). As of December 31, 2012, the Company had repurchased 319,827 ADSs amounting to RMB9,470,000 under the 2012 Share Repurchase Plan.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company uses the treasury stock to settle the exercise of share options and restricted shares vested, the difference between the proceeds received upon settlement and the repurchase price is debited into accumulated deficit. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

(bb)Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires significantly expanded disclosures about revenue recognition. For public entities, ASU 2014-09 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of the adoption of ASU 2014-09 on the Group’s consolidated financial statements.

(cc)Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.